Note 7 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2025	June 30, 2026
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	28,750,000	26,250,000
Gregos Maritime Ltd.	18,300,000	17,150,000
Terataki Shipping Ltd.	18,000,000	16,400,000
Tender Soul Shipping Ltd.	23,954,298	23,166,769
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd.	44,250,000	42,350,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	41,625,000	40,500,000
Pepi Shipping Ltd.	19,125,000	18,615,000
Symeon Shipping Ltd.	24,620,000	23,700,000
	218,624,298	208,131,769
Less: Current portion	(19,548,115)	(18,098,115)
Long-term portion	199,076,183	190,033,654
Deferred charges, current portion	396,183	396,183
Deferred charges, long-term portion	1,416,732	1,218,643
Long-term debt, current portion net of deferred charges	19,151,932	17,701,932
Long-term debt, long-term portion net of deferred charges	197,659,451	188,815,011

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2027	18,098,115
2028	33,973,115
2029	41,598,115
2030	35,273,115
2031	21,924,309
Thereafter	57,265,000
Total	208,131,769